Lease liability and Right-of-use assets (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 1,410	$ 1,431	$ 1,561
Depreciation charge		(300)
Continuing operations
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation charge	(259)	(267)	(279)
Discontinued operations
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	133
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	483	505
Land [member] | Continuing operations
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation charge	(12)	(16)	(11)
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	749	745
Buildings [member] | Continuing operations
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation charge	(156)	(162)	(174)
Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	112	117
Vehicles [member] | Continuing operations
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation charge	(80)	(82)	(89)
Machinery & equipment and other assets
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	66	64
Machinery & equipment and other assets | Continuing operations
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation charge	$ (11)	$ (7)	$ (5)